SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Exploration And Evaluation Assets - Mexico	$ 52,713	$ 50,110
Exploration And Evaluation Assets - Canada	1	1
Total Exploration And Evaluation Assets	$ 52,714	$ 50,111